RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS	NOTE 9 – RELATED PARTY TRANSACTIONS Doc Pharma S.A. Doc Pharma S.A is considered a related party to the Company due to the fact that the CEO of Doc Pharma is the wife of Grigorios Siokas, the Company’s CEO and principal shareholder, who also served as a principal of Doc Pharma S.A. in the past. Prepaid expenses and other current assets – related party As of September 30, 2024 and December 31, 2023, the Company had a prepaid balance of $6,393,642 and $4,347,184, respectively, to Doc Pharma related to purchases of inventory and pharmaceutical and nutraceutical licenses to be purchased. Accounts payable and accrued expenses - related party As of September 30, 2024 and December 31, 2023, the Company had an accounts payable balance to Doc Pharma of $72,968 and $34,217, respectively. Accounts receivable - related party The Company had a receivable balance of $2,448,517 and $2,386,721 from Doc Pharma S.A as of September 30, 2024, and December 31, 2023, respectively. Sales and Purchases During the three months ended September 30, 2024 and 2023, the Company purchased a total of $85,073 and $456,257 of products from Doc Pharma S.A., respectively. During the three months ended September 30, 2024, and 2023, the Company had $40,370 and $61,163 revenue from Doc Pharma, respectively. During the nine months ended September 30, 2024 and 2023, the Company purchased a total of $510,711 and $1,057,621 of products from Doc Pharma S.A., respectively. During the nine months ended September 30, 2024 and 2023, the Company had $581,862 and $43,107 revenue from Doc Pharma, respectively. Other Agreements On October 10, 2020, the Company entered into a contract manufacturer outsourcing (“CMO”) agreement with Doc Pharma whereby Doc Pharma is responsible for the development and manufacturing of pharmaceutical products and nutritional supplements according to the Company’s specifications based on strict pharmaceutical standards and good manufacturing practice (“GMP”) protocols as the National Organization for Medicines requires. The Company has the exclusive ownership rights for trading and distribution of its own branded nutritional supplements named “Sky Premium Life®”. The duration of the agreement is for five years, however, either party may terminate the agreement at any time giving six-month advance notice. Doc Pharma is exclusively responsible for supplying the raw materials and packaging required to manufacture the final product. However, they are not responsible for potential delays that may arise, concerning their import. Doc Pharma is also obligated to store the raw and packaging materials. The delivery of raw and packaging materials should be purchased at least 30 and 25 days, respectively, before the delivery date of the final product. The Manufacturer solely delivers the finished product to the Company. There is a minimum order quantity (“MoQ”) of 1,000 pieces per product code. Both parties have agreed that the Company will deposit 60% of the total cost upon agreement and assignment and 40% of the total cost including VAT charge upon the delivery date. The prices are indicative and are subject to amendments if the cost of the raw material or the production cost change. For the three months ended September 30, 2024 and 2023, the Company has purchased €34,350 ($38,096) and €418,577 ($455,586) respectively, in inventory related to this agreement. For the nine months ended September 30, 2024 and 2023, the Company has purchased €161,108 ($175,123) and €967,785 ($1,048,557) respectively, in inventory related to this agreement. On May 17, 2021, Doc Pharma and the Company entered into a Research and Development (“R&D”) agreement whereby Doc Pharma will be responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. These products will be sold in Greece and abroad. The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). SkyPharm has bought a total of as of 81 licenses at value of €554,500 ($593,204) which is 38.91% of the total cost, as of December 31, 2022. During the year ended December 31, 2023, 24 additional licenses were purchased at value of €475,014 ($525,461). During the three and nine months ended September 30, 2024, no additional licenses were purchased. The agreement will terminate on December 31, 2025. Purchase of branded pharmaceuticals On June 28, 2023, the Company approved the purchase of five proprietary and innovative branded pharmaceuticals with significant market presence and material profit contribution from Zakalia Ltd., the parent company of Doc Pharma, for €1,800,000 ($1,965,600). The transaction was settled on a non-cash basis through the reduction of an equivalent amount of prepaid expense balances the Company held with Doc Pharma. The purchased branded pharmaceuticals are presented in “Goodwill and intangible assets, net” on the accompanying consolidated balance sheets. On December 29, 2023, the Company approved the purchase of 19 additional licenses from DocPharma, of a total value of €3,200,000 ($3,539,840). This transaction was also settled on a non-cash basis through the reduction of an equivalent amount of prepaid expense balances the Company held with Doc Pharma. Loans receivable - related party The balance of prepaid expenses due Doc Pharma as of December 31, 2022, had increased to €7,103,706 ($7,599,545), which was mainly attributable to the prepayments SkyPharm S.A. made in accordance with the CMO agreement and the extensive orders and sales of the SPL products the Company expects to achieve within 2023, mainly through its Amazon channels in the UK, Singapore, Canada and other countries. However, as the benefit from a significant portion of the prepaid balance would not have been realized within a 12-month period, the Company opted to secure a portion of the outstanding prepaid balance through a loan agreement. SkyPharm S.A. (the “Lender”) entered into a loan agreement with Doc Pharma (the “Borrower”) for €4,000,000 ($4,279,200), all of which was financed through the outstanding prepaid balance. The duration of the loan is for a 10-year period up to December 31, 2032 (the “Maturity Date”). The loan bears a fixed interest rate of 5.5% payable on a monthly basis and will be repayable in 120 equal instalments of €33,333.33 ($37,150). The loan may be prepaid anytime during its duration in full or partially based on the Company’s product requirements and other factors, without Doc Pharma incurring any prepayment penalty. As of September 30, 2024 and December 31, 2023, the loan had a current portion of €400,000 ($445,800) and €400,000 ($442,480), and a non-current portion of €2,900,000 ($3,232,050), and €3,200,000 ($3,539,840), respectively, which is classified as "Loans receivable – related party" on the accompanying consolidated balance sheets. During the nine months ended September 30, 2024, the Company received €300,000 ($334,350) in principal repayments, and €121,550 ($135,467) of interest repayments. Additionally, during the nine months ended September 30, 2024, the Company recorded €143,000 ($155,440) as interest income relating to this loan. Cana Laboratories Holding Limited Cana was considered a related party as the Company had signed a binding letter of intent and an SPA for the acquisition of Cana. The acquisition was completed on June 30, 2023 according to the SPA signed on May 31, 2023. Thus, all balances between the Company and Cana were eliminated upon consolidation as of December 31, 2023. The Secured Promissory Note discussed below was included in consideration transferred upon acquisition. Loans receivable - Related Party - Long Term On February 28, 2023 (Issue Date), the Company signed a Secured Promissory Note with Cana Laboratories Holdings (Cyprus) Limited (the “Holder”), whereby the Holder borrowed the sum of €4,100,000 ($4,457,520) from the Company. Interest on the Principal Amount under this Note shall accrue at a rate equal to Five Percent (5%) plus 1 month LIBOR per annum (5.47% as of December 31, 2023). The maturity date (“Maturity Date”) of this Note shall be five (5) years from the Issue Date. The Principal Amount, as well as all accrued interest shall be due and payable on the Maturity Date. Following the completion of Cana’s acquisition on June 30, 2023 the balance of the Note was eliminated on a consolidated level. Panagiotis Kozaris Panagiotis Kozaris is considered a related party due to the fact that he is a former General operational manager and current employee of Cosmofarm S.A. Prepaid Expenses and Other Current Assets - Related Party From time to time the Company purchases back shares that Panagiotis Kozaris owns and records them as treasury shares. The Company pays Panagiotis Kozaris in advance for the shares owned and obtains the shares upon execution of a cumulative stock-purchase agreement (“SPA”). During the three months ended September 30, 2024 and 2023, the Company paid Panagiotis Kozaris an additional sum of $0 and $51,159 respectively for shares owned, however, no SPA for these funds has been executed as of September 30, 2024. The Company intends to execute a cumulative SPA for these amounts during 2024. The total balances owed of $194,215 and $194,215 are included in “Prepaid expenses and other current assets - related party”, on the accompanying consolidated balance sheets as of September 30, 2024 and December 31, 2023, respectively. Basotho Investment Limited Basotho Investment Limited is considered a related party once Panagiotis Kozaris (former general operational manager and current employee of Cosmofarm SA) is one of its directors. General and administrative expenses On November 21, 2023, the Company issued 120,000 shares of common stock to Basotho Investment Limited for services rendered. The fair value of these shares for the period ended December 31, 2023 was $10,300, which was recorded as general and administrative expense. The fair value of the shares vested for the nine-month period ended September 30, 2024 was $92,700, which was recorded as general and administrative expense. Maria Kozari Maria Kozari is considered a related party to the Company due to the fact that she is the daughter of Panagiotis Kozaris, a former Operational General Manager and current employee of Cosmofarm S.A. Accounts Receivable - Related Party During 2021, the Company, through its subsidiary, Cosmofarm SA, commenced a partnership with a pharmacy called “Pharmacy & More”, owned by Maria Kozari. The transactions with the respective pharmacy were in Cosmofarm’s normal course of business, however, a more flexible credit policy was allowed as the pharmacy was new and needed to be established in the market. During the three and nine months ended September 30, 2024 and 2023 the Company’s net sales to Pharmacy & More amounted to $113,161 and $122,969 and $310,126 and $359,760 respectively. As of September 30, 2024 and December 31, 2023 the Company’s outstanding receivable balance due from the pharmacy amounted to $1,123,835 (€1,203,739) and $1,142,402 (€1,032,726), respectively, and are included in “Accounts receivable - related party”, on the accompanying consolidated balance sheets. The Company plans to acquire Pharmacy & More within fiscal year 2024. Upon acquisition, the Company intends to offset the outstanding receivable balance with the corresponding purchase price and additionally plans to make Pharmacy & More the first shop-in-shop of its own branded line of nutraceutical products, Sky Premium Life® (SPL). Other Related Parties The Company has the following balances as of September 30, 2024: a) a balance of $731,000 relating to unpaid salaries and bonuses due to Grigorios Siokas, the CEO of the Company and $188,000 due to George Terzis, the CFO of the Company, classified as "Accounts payable and accrued expenses - related party" in the Company’s condensed consolidated balance sheets, b) a net payable balance of $29,832 due to Konstantinos Gaston Kanaroglou, former manager and current employee of the Company’s wholly owned subsidiary Cana, classified as " Accounts payable and accrued expenses - related party" in the Company’s condensed consolidated balance sheets. Additionally, the Company had the following balances as of December 31, 2023: a) a balance of $98,000 relating to unpaid salaries and bonuses due to George Terzis, the CFO of the Company, classified as "Accounts payable and accrued expenses - related party" in the Company’s consolidated balance sheets, b) a net payable balance of $85,332 due to Konstantinos Gaston Kanaroglou, former manager and current employee of the Company’s wholly owned subsidiary Cana, classified as " Accounts payable and accrued expenses - related party" in the Company’s consolidated balance sheets. Notes Payable – Related Party A summary of the Company’s related party notes payable as of September 30, 2024 and December 31, 2023 is presented below: September 30,2024 December 31,2023 Beginning Balance $11,283 $10,912 Payments - - Foreign currency translation 85 371 Ending Balance $11,368 $11,283 Dimitrios Goulielmos Dimitris Goulielmos was the Company’s former CEO and a Director of the Company. On November 21, 2014, the Company entered into an agreement with Dimitrios Goulielmos, as amended on November 4, 2016. Pursuant to the amendment, this loan has no maturity date and is non-interest bearing. As of September 30, 2024 and December 31, 2023, the Company had a principal balance of €10,200 ($11,368) and €10,200 ($11,283), respectively. The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the nine months ended September 30, 2024, the Company recorded a foreign currency translation loss of $85. Loans Payable – Related Party A summary of the Company’s related party loans payable as of September 30, 2024 and December 31, 2023 is presented below: September 30,2024 December 31,2023 Beginning balance $13,257 $12,821 Proceeds 18,344 - Payments (8,918) - Foreign currency translation (1,525) 436 Ending balance $21,158 $13,257 Grigorios Siokas From time to time, Grigorios Siokas loans the Company funds in the form of non-interest bearing, no-term loans. As of September 30, 2024, the Company had an outstanding principal balance under these loans of $21,158 in loans payable to Grigorios Siokas. As of December 31, 2023, the Company had an outstanding principal balance of $13,257 related to this payable. The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the nine months ended September 30, 2024, the Company recorded a gain of $1,525. Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.	NOTE 9 – RELATED PARTY TRANSACTIONS Doc Pharma S.A. Doc Pharma S.A. is considered a related party to the Company due to the fact that the CEO of Doc Pharma is the wife of Grigorios Siokas, the Company’s CEO and principal shareholder, who also served as a principal of Doc Pharma S.A. in the past. Prepaid expenses and other current assets – related party As of December 31, 2023, and December 31, 2022, the Company had a prepaid balance of $4,347,184 and $3,320,345, respectively, to Doc Pharma related to purchases of inventory. Accounts payable and accrued expenses – related party As of December 31, 2023, and December 31, 2022, the Company had an accounts payable balance to Doc Pharma of $34,217 and $201,991, respectively. Accounts receivable – related party Additionally, the Company had a receivable balance of $2,386,721 and $2,070,570 from Doc Pharma S.A. as of December 31, 2023, and December 31, 2022, respectively. Sales and Purchases During the years ended December 31, 2023 and 2022, the Company purchased a total of $1,365,324 and $1,755,103 of products from Doc Pharma S.A., respectively. During the years ended December 31, 2023 and 2022, the Company had $619,637 and $1,058,780 revenue from Doc Pharma, respectively. Other Agreements On October 10, 2020, the Company entered into a contract manufacturer outsourcing (“CMO”) agreement with Doc Pharma whereby Doc Pharma is responsible for the development and manufacturing of pharmaceutical products and nutritional supplements according to the Company’s specifications based on strict pharmaceutical standards and good manufacturing practice (“GMP”) protocols as the National Organization for Medicines requires. The Company has the exclusive ownership rights for trading and distribution of its own branded nutritional supplements named “Sky Premium Life®”. The duration of the agreement is for five years, however, either party may terminate the agreement at any time giving six-month advance notice. Doc Pharma is exclusively responsible for supplying the raw materials and packaging required to manufacture the final product. However, they are not responsible for potential delays that may arise, concerning their import. Doc Pharma is also obligated to store the raw and packaging materials. The delivery of raw and packaging materials should be purchased at least 30 and 25 days, respectively, before the delivery date of the final product. The Manufacturer solely delivers the finished product to the Company. There is a minimum order quantity (“MoQ”) of 1,000 pieces per product code. Both parties have agreed that the Company will deposit 60% of the total cost upon agreement and assignment and 40% of the total cost including VAT charge upon the delivery date. The prices are indicative and are subject to amendments if the cost of the raw material or the production cost change. For the years ended December 31, 2023 and 2022, the Company has purchased €1,144,043 ($1,237,467) and €1,653,911 ($1,742,282), respectively, in inventory related to this agreement. On May 17, 2021, Doc Pharma and the Company entered into a Research and Development (“R&D”) agreement whereby Doc Pharma will be responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. These products will be sold in Greece and abroad. The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). SkyPharm has bought a total of as of 81 licenses at value of €554,500 ($593,204) which is 38.91% of the total cost, as of December 31, 2022. During the year ended December 31, 2023, 24 additional licenses were purchased at value of €475,014 ($525,461). The agreement will terminate on December 31, 2025. Purchase of branded pharmaceuticals On June 28, 2023, the Company approved the purchase of five proprietary and innovative branded pharmaceuticals with significant market presence and material profit contribution from Zakalia Ltd., the parent company of Doc Pharma, for €1,800,000 ($1,965,600). The transaction was settled on a non-cash basis through the reduction, of an equivalent amount, of prepaid expense balances the Company held with Doc Pharma. The purchased branded pharmaceuticals are presented in “Goodwill and intangible assets, net” on the accompanying consolidated balance sheets. On December 29, 2023, the Company approved the purchase of additional 19 licenses from Doc Pharma, of a total value of €3,200,000 ($3,539,840). This transaction was also settled on a non-cash basis through the reduction, of an equivalent amount, of prepaid expense balances the Company held with Doc Pharma. Loans receivable - related party The balance of prepaid expenses due Doc Pharma as of December 31, 2022, had increased to €7,103,706 ($7,599,545), which was mainly attributable to the prepayments SkyPharm S.A. made in accordance with the CMO agreement and the extensive orders and sales of the SPL products the Company expects to achieve within 2023, mainly through its Amazon channels in the UK, Singapore, Canada and other countries. However, as the benefit from a significant portion of the prepaid balance would not have been realized within a 12-month period, the Company opted to secure a portion of the outstanding prepaid balance through a loan agreement. SkyPharm S.A. (the “Lender”) entered into a loan agreement with Doc Pharma (the “Borrower”) for €4,000,000 ($4,279,200), all of which was financed through the outstanding prepaid balance. The duration of the loan is for a 10-year period up to December 1, 2032 (the “Maturity Date”). The loan bears a fixed interest rate of 5.5% payable on a monthly basis and will be repayable in 120 equal instalments of €33,333.33 ($35,660). The loan may be prepaid anytime during its duration in full or partially based on the Company’s product requirements and other factors, without Doc Pharma incurring any prepayment penalty. As of December 31, 2023 and December 31, 2022, the loan had a current portion of €400,000 ($442,480) and €400,000 ($427,720), and a non-current portion of €3,200,000 ($3,539,840), and €3,600,000 ($3,851,280), respectively, which is classified as “Loans receivable – related party” on the accompanying consolidated balance sheets. During the year ended December 31, 2023, the Company received €400,000 ($442,480) in principal repayments, and €209,917 ($232,210) of interest repayments. Additionally, during the year ended December 31, 2023, the Company recorded €201,057 ($217,476) as interest income relating to this loan. Cana Laboratories Holding Limited Cana was considered a related party as the Company had signed a binding letter of intent and an SPA for the acquisition of Cana. The acquisition was completed on June 30, 2023 according to the SPA signed on May 31, 2023. Thus, all balances between the Company and Cana were eliminated upon consolidation as of December 31, 2023. The Secured Promissory Note discussed below was included in consideration transferred upon acquisition. Loans receivable - Related Party - Long Term On February 28, 2023 (Issue Date) the Company signed a Secured Promissory Note with Cana Laboratories Holding (Cyprus) Limited (the “Holder”), whereby the Holder borrowed the sum of €4,100,000 ($4,457,520) from the Company. Interest on the Principal Amount under this Note shall accrue at a rate equal to Five Percent (5%) plus one month LIBOR per annum (5.47% as of December 31, 2023). The maturity date (“Maturity Date”) of this Note shall be five years from the Issue Date. The Principal Amount, as well as all accrued interest shall be due and payable on the Maturity Date. During the six months ended June 30, 2023, the Company recorded interest income of €137,138 ($148,789). Following, the completion of Cana’s acquisition on June 30, 2023 the balance of the Note was eliminated on a consolidated level. Panagiotis Kozaris Panagiotis Kozaris is considered a related party due to the fact that he is a former General operational manager and current employee of Cosmofarm S.A. Prepaid Expenses and Other Current Assets - Related Party From time-to-time the Company purchases back shares that Panagiotis Kozaris owns and records them as treasury shares. The Company pays Panagiotis Kozaris in advance for the shares owned and obtains the shares upon execution of a cumulative stock-purchase agreement (“SPA”). During the years ended December 31, 2023 and 2022, the Company paid Panagiotis Kozaris an additional sum of $51,159 and $143,056 respectively for shares owned, however, no SPA for these funds has been executed as of December 31, 2023. The Company intends to execute a cumulative SPA for these amounts during 2024. The total balances owed of $194,215 and $143,056 are included in “Prepaid expenses and other current assets - related party”, on the accompanying consolidated balance sheets as of December 31, 2023 and 2022, respectively. Basotho Investment Limited Basotho Investment Limited is considered a related party once Panagiotis Kozaris (former General operational manager and current employee of Cosmofarm S.A) is one of its directors. General and administrative expenses On November 21, 2023, the Company issued 120,000 shares of common stock to Basotho Investment Limited for services rendered. The fair value of these shares for the period ended December 31, 2023 was $10,300, which was recorded as general and administrative expense. Maria Kozari Maria Kozari is considered a related party to the Company due to the fact that she is the daughter of Panagiotis Kozaris, a former Operational General Manager and current employee of Cosmofarm S.A. Accounts Receivable - Related Party During 2021, the Company, through its subsidiary, Cosmofarm SA, commenced a partnership with a pharmacy called “Pharmacy & More”, owned by Maria Kozari. The transactions with the respective pharmacy were in Cosmofarm’s normal course of business, however, a more flexible credit policy was allowed as the pharmacy was new and needed to be established in the market. During the years ended December 31, 2023 and 2022 the Company’s net sales to Pharmacy & More amounted to $480,029 and $463,467 respectively. As of December 31, 2023 and 2022 the Company’s outstanding receivable balance due from the pharmacy amounted to $1,142,402 (€1,032,726) and $760,025 (€710,436), respectively, and are included in “Accounts receivable - related party”, on the accompanying consolidated balance sheets. The Company plans to acquire Pharmacy & More within fiscal year 2024. Upon acquisition, the Company intends to offset the outstanding receivable balance with the corresponding purchase price and additionally plans to make Pharmacy & More the first shop-in-shop of its own branded line of nutraceutical products, Sky Premium Life® (SPL). Other Related Parties Additionally, the Company has the following balances as of December 31, 2023: a) a balance of $98,000 relating to unpaid salaries and bonuses due to George Terzis, the CFO of the Company, classified as “Accounts payable and accrued expenses - related party” in the Company’s consolidated balance sheets, b) a net payable balance of $85,332 due to Konstantinos Gaston Kanaroglou, former manager and current employee of the Company’s wholly owned subsidiary Cana, classified as "Accounts receivable" in the Company’s consolidated balance sheets. Notes Payable – Related Party A summary of the Company’s related party notes payable during the years ended December 31, 2023 and 2022 is presented below: 2023 2022 Beginning Balance $10,912 $464,264 Payments - (472,920)Foreign currency translation 371 19,568 Ending Balance $11,283 $10,912 Grigorios Siokas Grigorios Siokas is the Company’s CEO and principal shareholder. On December 20, 2018, the €1,500,000 ($1,718,400) note payable, originally borrowed pursuant to a Loan Agreement with a third-party lender, dated March 16, 2018, was transferred to Grigorios Siokas. The note bore an interest rate of 4.7% per annum, originally matured on March 18, 2019 pursuant to the original agreement which was extended to December 31, 2021, and again to December 31, 2023. During the year ended December 31, 2022, the Note was paid in full and as of December 31, 2023 the Company had no outstanding balance. As of December 31, 2023 and 2022, the Company had accrued interest of $0 and €192,891 ($206,355), respectively, outstanding related to this loan, classified under “Accrued interest” in the Company’s consolidated balance sheets. Dimitrios Goulielmos Dimitris Goulielmos was the Company’s former CEO and a Director of the Company. On November 21, 2014, the Company entered into an agreement with Dimitrios Goulielmos, as amended on November 4, 2016. Pursuant to the amendment, this loan has no maturity date and is non-interest bearing. As of December 31, 2023 and 2022, the Company had a principal balance of €10,200 ($11,283) and €10,200 ($10,912), respectively. The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the years ended December 31, 2023 and 2022, the Company recorded a foreign currency translation loss of $371 and $19,568, respectively. Loans Payable – Related Party A summary of the Company’s related party loans payable during the years ended December 31, 2023 and 2022 is presented below: 2023 2022 Beginning balance $12,821 $1,293,472 Proceeds - 3,635,756 Payments - (4,851,678)Foreign currency translation 436 (64,729)Ending balance $13,257 $12,821 Grigorios Siokas From time to time, Grigorios Siokas loans the Company funds in the form of non-interest bearing, no-term loans. As of December 31, 2022, the Company had an outstanding principal balance under these loans of $12,821 in loans payable to Grigorios Siokas. As of December 31, 2023, the Company had an outstanding principal balance of $13,257 related to this payable. The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the years ended December 31, 2023 and 2022, the Company recorded a loss of $436 and a gain of $64,729, respectively. Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.